Borrowings (Tables)	12 Months Ended
Jun. 30, 2019
Borrowings [abstract]
Schedule of fair value of borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2019 and 2018 was as follows:

	Total as of June 30, 2019	Total as of June 30, 2018	Fair value as of June 30, 2019	Fair value as of June 30, 2018
NCN	267,031	266,251	263,471	285,224
Bank loans	40,807	48,607	39,006	49,530
Bank overdrafts	281	1,042	281	1,042
Other borrowings (i)	4,409	5,563	6,202	7,407
Total borrowings	312,528	321,463	308,960	343,203
Non-current	267,024	281,659
Current	45,504	39,804
Total (ii)	312,528	321,463

(i)	Includes financial leases for Ps. 16 and Ps. 25 as of June 30, 2019 and 2018.
(ii)	Includes Ps. 275,422 and Ps. 281,293 as of June 30, 2019 and 2018, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the group's borrowings

The maturity of the Group's borrowings (excluding obligations under finance leases) is as follows:

	June 30, 2019	June 30, 2018
Share capital
Less than 1 year	42,799	37,139
Between 1 and 2 years	39,878	40,004
Between 2 and 3 years	32,727	35,359
Between 3 and 4 years	71,950	29,383
Between 4 and 5 years	28,801	73,969
Later than 5 years	93,487	102,762
	309,642	318,616
Interest
Less than 1 year	2,705	2,665
Between 1 and 2 years	-	47
Between 2 and 3 years	-	51
Between 3 and 4 years	140	8
Between 4 and 5 years	-	-
Later than 5 years	25	51
	2,870	2,822
Leases	16	25
	312,528	321,463

Schedule of borrowing by type of fixed-rate and floating-rate

The following tables shows a breakdown of Group's borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2019 and 2018.

	June 30, 2019
Rate per currency	Argentine Peso	US dollar	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	407	-	-	-	407
New Israel Shekel	-	-	-	157,835	157,835
US Dollar	34,099	85	315	8,323	42,822
Subtotal fixed-rate borrowings	34,506	85	315	166,158	201,064
Floating rate:
Argentine Peso	623	-	-	-	623
New Israel Shekel		-	-	109,263	109,263
US Dollar	1,562	-	-	-	1,562
Subtotal floating-rate borrowings	2,185	-	-	109,263	111,448
Total borrowings as per analysis	36,691	85	315	275,421	312,512
Finance leases obligations	16	-	-	-	16
Total borrowings as per Statement of Financial Position	36,707	85	315	275,421	312,528

	June 30, 2018
Rate per currency	Argentine Peso	Uruguayan Peso	New Israel Shekel	Total
Fixed rate:
Argentine Peso	1,632	-	-	1,632
New Israel Shekel	-	-	125,524	125,524
US Dollar	36,136	579	19,093	55,808
Subtotal fixed-rate borrowings	37,768	579	144,617	182,964
Floating rate:	-	-	-	-
Argentine Peso	1,795	-	-	1,795
New Israel Shekel	-	-	134,124	134,124
US Dollar	-	-	2,555	2,555
Subtotal floating-rate borrowings	1,795	-	136,679	138,474
Total borrowings as per analysis	39,563	579	281,296	321,438
Finance leases obligations	25	-	-	25
Total borrowings as per Statement of Financial Position	39,588	579	281,296	321,463

Schedule of debt issuances

The following describes the debt issuances made by the Group for the years ended June 30, 2019, and 2018:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA CP	Clase IV	sep-17	US$140	09/14/20	5% n.a.	At expiration	quarterly
IRSA	Clase IX "I"	may-19	US$ 96	11/15/20	10% e.a.	At expiration	quarterly
IDBD	SERIE N	jul-17	NIS 642.1	12/30/22	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIE N	nov-17	NIS 357	12/30/22	5.3% e.a	At expiration	quarterly	(1) (2)
DIC	SERIE J	dec-17	NIS 762	12/30/26	4.8% e.a.	Annual payments since 2021	biannual	(2)
PBC	SERIE I	oct-17	NIS 497	06/29/29	3.95% e.a.	At expiration	quarterly
PBC	SERIE I	dec-17	NIS 496	06/29/29	3.95% e.a.	At expiration	quarterly	(2)
PBC	SERIE I	jul-18	NIS 507	06/29/29	3.95% e.a.	At expiration	quarterly	(2)
PBC	Series I	may-19	NIS 515	12/31/29	4.15% e.a.	At expiration	annual
Gav - Yam	SERIE H	sep-17	NIS 424	06/30/34	2.55% e.a.	Annual payments since 2019	biannual
Gav - Yam	SERIE A	jul-18	NIS 320	10/31/23	3.55% e.a.	Annual payments since 2021	biannual
Gav - Yam	SERIE H	sep-18	NIS 596	06/30/34	2.55% e.a.	At expiration	annual	(2)
Gav - Yam	SERIE A	dec-18	NIS 351	10/31/23	3.55% e.a.	Annual payments since 2021	biannual
Cellcom	SERIE L	jan-18	NIS 401	01/05/28	2.5% e.a.	Annual payments since 2023	annual
Cellcom	SERIE K	jul-18	NIS 220	07/05/26	3.55% e.a.	Annual payments since 2021	annual	(2)
Cellcom	SERIE K	dec-18	NIS 187	07/05/26	3.55% e.a.	Annual payments since 2021	annual
Cellcom	SERIE L	dec-18	NIS 213	01/05/28	2.50% e.a.	Annual payments since 2023	annual

(1)	IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 99.3 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien (which represent 70.02% of its capital), in an unlimited amount, in favor of the trustee for the holders of the debentures.
(2)	Corresponds to an expansion of the series.

Schedule of evolution of borrowing

The following table shows a detail of evolution of borrowing during the years ended June 30, 2019 and 2018:

	June 30, 2019	June 30, 2018
Balance at the beginning of the year	321,463	260,661
Borrowings	47,233	34,649
Payment of borrowings	(40,141)	(32,092)
Collection / (Payment) of short term loans, net	(709)	587
Interests paid	(15,189)	(12,423)
Deconsolidation (see Note 4.I.)	-	(33,153)
Accrued interests	15,549	13,645
Changes in fair value of third-party loans	(19)	177
Loans received from associates and joint ventures, net	45	6
Cumulative translation adjustment and exchange differences, net	(14,480)	89,750
Inflation adjustment	(1,224)	(344)
Balance at the end of the year	312,528	321,463